CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Mill equipment, accumulated depreciation	$ 1,715,465	$ 1,534,658
Class A Common Stock [Member]
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares issued	4,002,342,481	2,764,005,816
Common stock, shares outstanding	4,002,342,481	2,764,005,816
Class B Common Stock [Member]
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	28,753,180	33,253,180
Common stock, shares outstanding	28,753,180	33,253,180